Deferred income tax - Recoverability analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred tax assets	$ 73,038	$ 147,475
Deferred tax liabilities	(171,289)	(233,115)
1 year or less
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred tax assets	1,533	344
Deferred tax liabilities	(4,586)	(1,109)
Recovered after 12 months
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred tax assets	154,973	190,492
Deferred tax liabilities	$ (250,171)	$ (275,367)